Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2019
Statement [Line items]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2019 Pence per share	2018 Pence per share	2017 Pence per share	2019 £m	2018 £m	2017 £m
In respect of current year - first interim	0.53	0.81	1.04	164	250	323
- second interim	0.49	2.15	0.74	151	668	230
- third interim	0	0.71	—	0	221	—

	1.02	3.67	1.78	315	1,139	553

In 2018, in addition to the dividends of £250m and £221m that were made as part of our policy to pay 50% of recurring earnings, we also paid a dividend of £668m that related to the ring-fencing transfers to Banco Santander, London Branch.